Document And Entity Information	Jan. 31, 2022
Document Information [Line Items]
Entity, Registrant Name	NovaBay Pharmaceuticals, Inc.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Jan. 31, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33678
Entity, Tax Identification Number	68-0454536
Entity, Address, Address Line One	2000 Powell Street
Entity, Address, Address Line Two	Suite 1150
Entity, Address, City or Town	Emeryville
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	899-8800
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NBY
Security Exchange Name	NYSEAMER
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001389545